UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(Registrant's telephone number, including area code): (414) 765-6609

Date of fiscal year end:  October 31, 2016

Date of reporting period:  October 31, 2016

Item 1. Reports to Stockholders.

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

HUBER CAPITAL DIVERSIFIED
LARGE CAP VALUE FUND

HUBER CAPITAL MID CAP VALUE FUND

Investor Class
Institutional Class

ANNUAL REPORT
October 31, 2016

Huber Funds

TABLE OF CONTENTS

Letter to Shareholders	1
Performance Summary	7
Expense Example	11
Sector Allocation of Portfolio Assets	14
Schedule of Investments	16
Statements of Assets And Liabilities	30
Statements of Operations	34
Statements of Changes In Net Assets	36
Financial Highlights	43
Notes to Financial Statements	50
Report of Independent Registered Public Accounting Firm	65
Notice to Shareholders	66
Information about Trustees and Officers	67
Householding	71
Privacy Notice	72

November 23, 2016

Dear Shareholder:

For the fiscal year ended October 31, 2016, the Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Value Fund”), Huber Capital Equity Income Fund (“Equity Income Fund”) and Huber Capital Small Cap Value Fund (“Small Cap Value Fund”) underperformed their respective benchmarks. Our Huber Capital Mid Cap Value Fund (“Mid Cap Value Fund”) was launched on December 31, 2015. For the calendar year-to-date ended October 31, 2016, the Huber Capital Mid Cap Value Fund underperformed the Russell Midcap® Value Index.

Although value ostensibly outperformed growth during the fiscal year ended October 31, 2016, seemingly reversing the price momentum-driven market that had been firmly in place since the beginning of 2014, this trend was somewhat inconsistent over the period and, at times, not broadly based. Stocks that exhibited either growth or defensive characteristics experienced the majority of the benefit, particularly during the first half of the 2016 calendar year.  A sharp uptick in volatility in January 2016 and February 2016 which resulted in the disproportionate sell-off of value equities and, in particular, deep cyclical stocks gave way to a rotation into the more defensive areas of the value universe as the dramatic decline in share prices became too compelling for investors to ignore.  A period of lower volatility followed mid-year’s sell off in financial markets sparked by the United Kingdom’s decision to exit the European Union as a reduction in uncertainty increased investors’ confidence for an extended period of sustainable economic growth.  Despite continued ambiguity with respect to style leadership, the lower level of volatility during the final three months of the fiscal year allowed for an appreciation in the share prices of many of the Funds’ holdings reflecting, at least partially, recognition of an improvement in those companies’ operating prospects.  Accordingly, all of the Huber Funds, with the exception of the Equity Income Fund, outperformed their respective benchmarks during the final three months of the fiscal year, as the share prices of many of the Funds’ holdings within the pro-cyclical areas of the economy such as financial services, energy and commodities rallied alongside their less economically sensitive counterparts.

Diversified Large Cap Value Fund Review

For the fiscal year ended October 31, 2016, the Diversified Large Cap Value Fund, Investor Class and Institutional Class, returned 2.23% and 2.47%, respectively, underperforming the 6.37% total return of the Russell 1000® Value Index and the 4.51% total return of the S&P 500® Index. Relative to the Russell 1000® Value Index, the largest positive contributor to the Fund’s relative performance was Consumer Staples while the largest sector detractors were Financial Services, Producer Durables and Health Care.

Within the Consumer Staples sector, the share price of portfolio holdings Tyson Foods, Inc. (TSN) (“Tyson Foods”), a company engaged in the production of processed food, and Philip Morris International, Inc. (PM) (“Philip Morris”), a

company engaged in the manufacture and sale of tobacco products, gained as both companies demonstrated solid operating performance in the previous calendar quarter.

Within Financial Services, insurance holding company CNO Financial Group, Inc. (CNO) (“CNO Financial Group”) the sector’s principle detractor from performance, experienced share price weakness on news that it would have to re-assume full responsibility for the portion of its long term care business it had reinsured.  We believe this to be an immaterial impact on the company’s fair value, and it is our view that CNO Financial Group remains highly attractive from a valuation perspective as management continues to reposition the company’s portfolio of businesses.

Within Producer Durables, shares of construction and engineering company KBR, Inc. (KBR) (“KBR”) declined on news of disappointing performance related to legacy government contracts.  We believe the company continues to demonstrate solid operational performance in general, and has used its under-levered balance sheet to generate additional shareholder value.

Within Health Care, pharmaceutical manufacturer Eli Lilly & Co. (LLY) shares declined on concerns over drug, and particularly insulin, pricing.

Equity Income Fund Review

For the fiscal year ended October 31, 2016, the Equity Income Fund, Investor Class and Institutional Class, returned -0.47% and -0.06%, respectively, underperforming the 6.37% total return of the Russell 1000® Value Index and the 4.51% total return of the S&P 500® Index.  Relative to the Russell 1000® Value Index, the largest positive contributor to the Fund’s relative performance was Consumer Staples while the largest sector detractors were Energy, Financial Services and Producer Durables.

Within the Consumer Staples sector, Tyson Foods and Philip Morris were the largest contributors to the Fund’s relative performance; both companies are discussed in the Diversified Large Cap Value Fund section of this letter.

Within Financial Services and Producer Durables, CNO Financial Group and KBR were the principle detractors from the Fund’s relative performance; both companies are discussed in the Diversified Large Cap Value Fund section of this letter.

Within Energy, deep water driller Ensco plc (ESV) (“Ensco”) and seaborne oil transportation provider Euronav SA (EURN) (“Euronav”) were the largest detractors from the Fund’s relative performance as uncertainty continued over industry fundamentals, particularly in the first half of the fiscal year.  Despite a protracted period of underperformance, it remains our view that both companies represent attractive investments from a valuation perspective.

Small Cap Value Fund Review

For the fiscal year ended October 31, 2016, the Small Cap Value Fund, Investor Class and Institutional Class, returned -5.13% and -4.94%, respectively,

underperforming the Russell 2000® Value Index and the Russell 2000® Index, which generated total returns of 8.81% and 4.11%, respectively.  Relative to the Russell 2000® Value Index, the largest positive contributor to the Fund’s relative performance was Financial Services while the largest sector detractors were Producer Durables, Materials & Processing and Consumer Discretionary.

Within the Financial Services sector, government property Real Estate Investment Trust (“REIT”) holding Government Properties Income Trust (GOV) and pawn loan provider EZCORP, Inc. (EZPW) (“EZCorp”) were the largest contributors to the Fund’s relative performance.  The share price of Government Properties Income Trust benefited early in the year from its defensive characteristics and attractive yield while the share price of EZCorp gained as the company rationalized its portfolio coincident with an improvement in demand.

Within the Producer Durables sector, construction and engineering company KBR and seaborne oil transportation provider Teekay Tankers Ltd. (TNK) (“Teekay Tankers”), were the primary detractors from the Fund’s relative performance.  The share price of Teekay Tankers declined throughout the year on short-term weakness in tanker rates and a dividend cut by its parent.  We would expect the company’s share price to improve from these levels as tanker rates normalize to reflect better supply/demand fundamentals.  KBR is discussed in the Diversified Large Cap Value Fund section of this letter.

Within the Materials & Processing sector, Uranium Participation Corp. (U CN), a company that invests primarily in uranium, was the largest detractor from the Fund’s relative performance in sympathy with a weak commodity price environment. We continue to find the industry and company attractive and expect uranium prices to stabilize in the near-to-medium term.

Within Consumer Discretionary, the share price of brand licenser Iconix Brand Group, Inc. (ICON) (“Iconix Brand Group”) declined as the company issued equity to retire a portion of its debt.  We believe the company continues to appear attractive based on current cash flow expectations, an outlook which could improve with better operational and capital allocation performance.

Mid Cap Value Fund Review

The Mid Cap Value Fund’s inception date was December 31, 2015; therefore, the review does not reflect the fiscal year to date for the Fund. For the fiscal period ended October 31, 2016, the Mid Cap Value Fund, Investor Class and Institutional Class, returned 4.10% and 4.40%, respectively, underperforming the Russell Midcap® Value Index, which generated a total return of 10.96%.  Relative to the Russell Midcap® Value Index, the largest positive contributor to the Fund’s relative performance was Consumer Discretionary while the largest sector detractors were Producer Durables, Materials & Processing and Financial Services.

Within the Consumer Discretionary sector, nutritional supplement distributor Herbalife Ltd. (HLF) (“Herbalife”) and Iconix Brand Group were the largest contributors to the Fund’s relative performance. Herbalife’s share price gained following a better-than-expected resolution to the Federal Trade Commission’s investigation.  Iconix Brand Group is discussed in the Small Cap Value Fund section of this letter.

Within the Producer Durables sector, Teekay Tankers was the primary detractor from the Fund’s relative performance. Teekay Tankers is discussed in the Small Cap Value Fund section of this letter.

Within the Materials & Processing sector, Uranium Participation Corp. was the principal detractor from the Fund’s relative performance. Uranium Participation Corp. is discussed in the Small Cap Value Fund section of this letter.

Within the Financial Services sector, EZCorp and CNO Financial Group were the principle detractors from the Fund’s relative performance. EZCorp is discussed in the Small Cap Value Fund section of this letter and CNO Financial Group is discussed in the Diversified Large Cap Value Fund section of this letter.

Outlook

Despite an apparent improvement in the market’s tone in recent months, a level of uncertainty remains regarding the pace and sustainability of economic growth and implications for global financial markets.  As an independent firm, we have remained disciplined with respect to our philosophy and process irrespective of the market environment, and have attempted to take advantage of market dislocations by adding to high conviction Fund holdings.  Accordingly, we continue to maintain a high degree of optimism with respect to the outlook for our Funds, believing that, in general, any improvement in the valuations of our Funds’ holdings has not kept pace with the underlying improvements in our portfolio companies’ operations.  We remain convinced that value investing, which is rooted in the belief that a company’s valuation is a reflection of its normal cash generation capability, should ultimately return to favor and that a broad-based return to value should benefit Fund companies characterized by strong fundamentals and valuation support.

As part of our effort to mitigate risk, we seek to ensure diversification within our Funds, aiming for neutrality relative to the weight of important factors in the macro-economy, a policy also consistent with 100% bottom-up investment management.  With the massive shift of assets from active to passive management in recent years, benchmarks have themselves become price momentum strategies, with flows into index funds and exchange-traded funds resulting in the bidding up of underlying securities and, accordingly, the distortion of sector and industry weights relative to the weight of the related factor in the macro-economy.  An additional issue associated with using index weights in diversification efforts is that frequently used classification schema such as Global Industry Classification Standard and FTSE Russell may assign companies to sectors which, in our view, don’t accurately reflect the company’s primary exposure.  Accordingly, Huber Capital Management utilizes a GDP (gross domestic product)-based factor analysis to assess factor exposure and may, therefore, at times appear meaningfully out of line with respect to corresponding benchmark weights despite being adequately diversified.

Nevertheless, as of October 31, 2016, the Funds were positioned as follows with respect to the sector weights in their corresponding benchmarks: the Diversified Large Cap Value Fund was overweight Consumer Discretionary, Consumer Staples, Health Care, Producer Durables and Technology and underweight Energy, Financial Services, Materials & Processing and Utilities. The Equity Income Fund was overweight Consumer Discretionary, Health Care, Materials & Processing, Producer Durables and Technology and underweight Consumer Staples, Energy, Financial Services and Utilities.  The Small Cap Value Fund was overweight Consumer Discretionary, Materials & Processing and Producer Durables and underweight Energy, Financial Services, Health Care, Technology and Utilities.  The Mid Cap Value Fund was overweight Materials & Processing, Producer Durables and Technology and underweight Consumer Discretionary, Consumer Staples, Energy, Financial Services, Health Care and Utilities.

As always, we would like to thank you for your continued support and for entrusting us with your investment dollars.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are greater for investments in emerging markets.  Additionally, the Funds are subject to sector emphasis risk meaning that companies in the same or related businesses may comprise a significant portion of a Fund’s portfolio and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a portfolio. Investments in initial public offerings (“IPOs”) carry additional risk such as market and liquidity risk and can fluctuate considerably. When a Fund’s asset base is small, the impact of IPOs on the Fund’s performance could be magnified. Investments in smaller and medium cap companies involve additional risks such as limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the schedule of investments in this report for complete fund holdings. Current and future portfolio holdings are subject to risk.

The information provided herein represents the opinion of Huber Capital Management, LLC and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index, an unmanaged index, that consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Value Index, an unmanaged index, measures the performance of the mid-cap value segment of the U.S.  It is a market capitalization weighted index representing the smallest 800 companies in the Russell 1000® Index.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices.  It is not possible to invest directly in an index. The Funds’ returns may not correlate with the returns of their benchmark indexes.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g., depreciation) and interest expense to pretax income.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Huber Funds

HUBER CAPITAL EQUITY INCOME FUND

Comparison of the change in value of a $10,000 investment in the Huber Capital Equity Income Fund – Investor Class vs the Russell 1000® Value Index and the S&P 500® Index

Average Annual Total Return

			Since Inception*	Since Inception*
	1 Year	5 Year	(6/29/07)	(10/25/11)
Huber Capital Equity Income
Fund – Investor Class	-0.47%	8.87%	4.05%	—
Huber Capital Equity Income
Fund – Institutional Class	-0.06%	9.33%	—	9.85%
Russell 1000® Value Index	6.37%	13.31%	4.55%	13.77%
S&P 500® Index	4.51%	13.57%	6.05%	13.96%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Investor Class commenced operations on June 29, 2007 and the Institutional Class commenced operations on October 25, 2011.

Huber Funds

HUBER CAPITAL SMALL CAP VALUE FUND

Comparison of the change in value of a $10,000 investment in the Huber Capital Small Cap Value Fund – Investor Class vs the Russell 2000® Index and the Russell 2000® Value Index

Average Annual Total Return

			Since Inception*	Since Inception*
	1 Year	5 Year	(6/29/07)	(10/25/11)
Huber Capital Small Cap Value
Fund – Investor Class	-5.13%	7.15%	4.34%	—
Huber Capital Small Cap Value
Fund – Institutional Class	-4.94%	7.59%	—	8.85%
Russell 2000® Index	4.11%	11.51%	5.35%	12.32%
Russell 2000® Value Index	8.81%	11.63%	4.43%	12.38%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Investor Class commenced operations on June 29, 2007 and the Institutional Class commenced operations on October 25, 2011.

Huber Funds

HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND

Comparison of the change in value of a $10,000 investment in the Huber Capital Diversified Large Cap Value Fund – Investor Class vs the Russell 1000® Value Index and the S&P 500® Index

Average Annual Total Return

		Since Inception*
	1 Year	(12/31/12)
Huber Capital Diversified Large Cap Value
Fund – Investor Class	2.23%	7.46%
Huber Capital Diversified Large Cap Value
Fund – Institutional Class	2.47%	7.88%
Russell 1000® Value Index	6.37%	12.41%
S&P 500® Index	4.51%	13.33%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Fund commenced operations on December 31, 2012.

Huber Funds

HUBER CAPITAL MID CAP VALUE FUND

Comparison of the change in value of a $10,000 investment in the Huber Capital Mid Cap Value Fund – Investor Class vs the Russell Midcap® Value Index

Cumulative Total Return

Since Inception*
(12/31/15)
Huber Capital Mid Cap Value Fund – Investor Class	4.10%
Huber Capital Mid Cap Value Fund – Institutional Class	4.40%
Russell Midcap® Value Index	10.96%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe.  It includes those Russell Midcap companies with lower price-to-book ratios and lower expected growth values.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Fund commenced operations on December 31, 2015.

Huber Funds

EXPENSE EXAMPLE – October 31, 2016 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Huber Capital Equity Income Fund (“Equity Income Fund”), Huber Capital Small Cap Value Fund (“Small Cap Value Fund”), Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Value Fund”), and Huber Capital Mid Cap Value Fund (“Mid Cap Value Fund”) Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/16 – 10/31/16).

Actual Expenses
For each class of the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  As of April 1, 2016, actual net expenses are limited to 1.39% for Investor Class shares and 0.99% for Institutional Class shares of the Equity Income Fund, 1.75% for Investor Class shares and 1.35% for Institutional Class shares of the Small Cap Value Fund, 1.15% for Investor Class shares and 0.75% for Institutional Class shares of the Diversified Large Cap Value Fund, and 1.40% for Investor Class shares and 1.10% for Institutional Class shares of the Mid Cap Value Fund per the operating expenses limitation agreement.  Prior to April 1, 2016, actual net expenses per the operating expenses limitation agreement were limited to 1.49% for Investor Class shares of the Equity Income Fund, 1.85% for Investor Class shares of the Small Cap Value Fund, 1.25% for Investor Class shares of the Diversified Large Cap Value Fund and 1.50% for Investor Class shares of the Mid Cap Value Fund. There have been no changes to the Institutional Class expense caps.  In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Huber Funds

EXPENSE EXAMPLE – October 31, 2016 (Unaudited), Continued

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Equity Income Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/16	10/31/16	5/1/16 – 10/31/16	Ratio*
Investor Class
Actual	$1,000.00	$1,023.00	$6.86	1.35%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.35	$6.85	1.35%

Institutional Class
Actual	$1,000.00	$1,025.30	$5.04	0.99%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.16	$5.03	0.99%

Small Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/16	10/31/16	5/1/16 – 10/31/16	Ratio*
Investor Class
Actual	$1,000.00	$1,034.10	$7.93	1.55%
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.34	$7.86	1.55%

Institutional Class
Actual	$1,000.00	$1,035.10	$6.91	1.35%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.35	$6.85	1.35%

Huber Funds

EXPENSE EXAMPLE – October 31, 2016 (Unaudited), Continued

Diversified Large Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/16	10/31/16	5/1/16 – 10/31/16	Ratio*
Investor Class
Actual	$1,000.00	$1,028.90	$5.10	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.11	$5.08	1.00%

Institutional Class
Actual	$1,000.00	$1,030.60	$3.83	0.75%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.37	$3.81	0.75%

Mid Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/16	10/31/16	5/1/16 – 10/31/16	Ratio*
Investor Class
Actual	$1,000.00	$1,026.60	$5.45	1.07%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.76	$5.43	1.07%

Institutional Class
Actual	$1,000.00	$1,027.60	$4.28	0.84%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.91	$4.27	0.84%

*
Expenses are equal to the annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2016 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2016 (Unaudited), Continued

HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND

HUBER CAPITAL MID CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2016

Shares	COMMON STOCKS - 98.28%	Value
	Advertising Agencies - 1.28%
216,000	Aimia, Inc. (a)	$1,166,419

	Aerospace & Defense - 4.64%
18,400	Northrop Grumman Corp.	4,213,600

	Air Transport - 1.71%
8,900	FedEx Corp.	1,551,448

	Aluminum - 0.95%
30,166	Alcoa, Inc.	866,368

	Banks: Diversified - 2.06%
41,300	SunTrust Banks, Inc.	1,867,999

	Chemicals: Diversified - 1.06%
10,900	BASF SE - ADR	961,162

	Computer Services, Software
	& Systems - 8.29%
128,700	CA, Inc.	3,956,238
59,700	Microsoft Corp.	3,577,224
		7,533,462
	Computer Technology - 1.48%
40,900	Hewlett Packard Enterprise Co.	919,023
29,300	HP, Inc.	424,557
		1,343,580
	Consumer Lending - 1.86%
93,620	Ally Financial, Inc.	1,691,714

	Diversified Financial Services - 12.44%
265,200	Bank of America Corp.	4,375,800
70,300	Citigroup, Inc.	3,455,245
50,200	JPMorgan Chase & Co.	3,476,852
		11,307,897
	Diversified Retail - 1.02%
13,200	Wal-Mart Stores, Inc.	924,264

	Electronic Components - 0.71%
10,210	TE Connectivity Ltd.	641,903

	Engineering & Contracting Services - 6.61%
405,930	KBR, Inc.	6,011,823

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2016, Continued

Shares		Value
	Foods - 6.91%
22,100	ConAgra Foods, Inc.	$1,064,778
61,683	Herbalife Ltd. (b)	3,742,924
20,800	Tyson Foods, Inc. - Class A	1,473,680
		6,281,382
	Homebuilding - 1.42%
38,481	Lennar Corp. - Class B	1,289,883

	Household Equipment & Products - 1.90%
28,948	Tupperware Brands Corp.	1,722,985

	Insurance: Life - 4.99%
300,700	CNO Financial Group, Inc.	4,534,556

	Insurance: Multi-Line - 3.79%
18,700	American International Group, Inc.	1,153,790
75,004	Voya Financial, Inc.	2,291,372
		3,445,162
	Offshore Drilling & Other Services - 1.40%
163,114	Ensco plc - Class A	1,275,552

	Oil: Crude Producers - 0.31%
51,300	Chesapeake Energy Corp. (b)	282,663

	Oil: Integrated - 3.43%
33,400	BP plc - ADR	1,187,370
38,830	Royal Dutch Shell plc - Class A - ADR	1,934,122
		3,121,492
	Pharmaceuticals - 12.33%
3,700	Allergan plc (a)(b)	773,078
48,400	Eli Lilly & Co.	3,573,856
51,700	Merck & Co., Inc.	3,035,824
120,600	Pfizer, Inc.	3,824,226
		11,206,984
	Shipping - 5.27%
282,700	Euronav SA (a)	2,219,195
124,912	Golar LNG Partners LP (a)	2,568,191
		4,787,386
	Specialty Retail - 1.39%
10,400	Home Depot, Inc.	1,268,904

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2016, Continued

Shares		Value
	Steel - 0.85%
24,494	Carpenter Technology Corp.	$774,255

	Telecommunications Equipment - 1.92%
62,900	ARRIS International plc (a)(b)	1,747,362

	Tobacco - 3.93%
37,000	Philip Morris International, Inc.	3,568,280

	Utilities: Electrical - 4.33%
20,000	Entergy Corp.	1,473,600
72,300	Exelon Corp.	2,463,261
		3,936,861
	TOTAL COMMON STOCKS
	(Cost $74,880,362)	89,325,346

	SHORT-TERM INVESTMENTS - 1.90%
864,344	Morgan Stanley Institutional Liquidity
	Funds - Government Portfolio, 0.30% (c)	864,344
864,343	Morgan Stanley Institutional Liquidity
	Funds - Treasury Portfolio, 0.22% (c)	864,343
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,728,687)	1,728,687
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $76,609,049) - 100.18%	91,054,033
	Liabilities in Excess
	of Other Assets - (0.18)%	(159,072)
	NET ASSETS - 100.00%	$90,894,961

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2016.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2016

Shares	COMMON STOCKS - 97.82%	Value
	Advertising Agencies - 1.81%
404,700	Aimia, Inc. (a)	$2,185,380

	Aluminum - 2.25%
37,555	Kaiser Aluminum Corp.	2,722,362

	Asset Management & Custodian - 8.17%
89,225	OM Asset Management plc	1,255,396
1,239,900	Uranium Participation Corp. (a)(b)	3,438,774
48,299	Virtus Investment Partners, Inc.	5,182,483
		9,876,653
	Banks: Diversified - 10.92%
5,400	Carolina Bank Holdings, Inc. (b)	107,946
20,000	First Bancorp	395,400
14,256	First Citizens BancShares, Inc. - Class A	4,148,496
328,386	First Horizon National Corp.	5,060,428
406,037	Park Sterling Corp.	3,495,979
		13,208,249
	Chemicals: Specialty - 5.17%
103,849	Innospec, Inc.	6,256,902

	Commercial Vehicles & Parts - 1.04%
57,338	Miller Industries, Inc.	1,258,569

	Communications Equipment - 2.50%
290,900	Comtech Telecommunications Corp.	3,025,360

	Computer Services, Software
	& Systems - 3.96%
69,489	Science Applications International Corp.	4,788,487

	Consumer Lending - 3.46%
29,987	Enova International, Inc. (b)	281,878
276,122	EZCORP, Inc. - Class A (b)	2,692,189
31,010	Nelnet, Inc. - Class A	1,214,972
		4,189,039
	Containers & Packaging - 0.80%
36,125	UFP Technologies, Inc. (b)	964,538

	Diversified Manufacturing
	Operations - 2.27%
280,957	Harsco Corp.	2,739,331

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2016, Continued

Shares		Value
	Engineering & Contracting Services - 8.05%
20,501	Argan, Inc.	$1,165,482
578,418	KBR, Inc.	8,566,370
		9,731,852
	Equity REIT - Timber - 0.91%
104,965	CatchMark Timber Trust, Inc. - Class A	1,106,331

	Health Care Equipment & Surplus - 1.05%
31,578	CONMED Corp.	1,263,120

	Health Care Facilities - 0.94%
57,538	Tenet Healthcare Corp. (b)	1,134,074

	Homebuilding - 2.57%
173,855	William Lyon Homes - Class A (b)	3,105,050

	Household Equipment & Products - 3.53%
71,761	Tupperware Brands Corp.	4,271,215

	Insurance: Life - 5.60%
395,357	CNO Financial Group, Inc.	5,961,983
143,492	Health Insurance
	Innovations, Inc. - Class A (b)	803,555
		6,765,538
	Office Supplies Equipment - 3.15%
96,100	Lexmark International, Inc. - Class A	3,814,209

	Paper - 1.46%
44,380	Kapstone Paper and Packaging Corp.	805,053
121,316	Mercer International, Inc.	958,396
		1,763,449
	Real Estate Investment Trusts (REITs) - 8.78%
228,509	Government Properties Income Trust	4,373,662
197,154	Granite Real Estate Investment Trust (a)	6,239,924
		10,613,586
	Restaurants - 2.50%
91,900	Boston Pizza Royalties Income Fund (a)	1,498,437
134,400	Pizza Pizza Royalty Corp. (a)	1,523,060
		3,021,497
	Shipping - 3.20%
1,815,821	Teekay Tankers Ltd. - Class A	3,867,699

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2016, Continued

Shares		Value
	Steel - 1.44%
55,223	Carpenter Technology Corp.	$1,745,599

	Telecommunications Equipment - 3.21%
139,706	ARRIS International plc (a)(b)	3,881,033

	Textiles, Apparel & Shoes - 4.80%
736,353	Iconix Brand Group, Inc. (b)	5,802,462

	Utilities: Electrical - 4.28%
98,310	Great Plains Energy, Inc.	2,795,936
54,414	Portland General Electric Co.	2,374,627
		5,170,563
	TOTAL COMMON STOCKS
	(Cost $120,033,050)	118,272,147

	SHORT-TERM INVESTMENTS - 1.57%
951,515	Morgan Stanley Institutional Liquidity
	Funds - Government Portfolio, 0.30% (c)	951,515
951,514	Morgan Stanley Institutional Liquidity
	Funds - Treasury Portfolio, 0.22% (c)	951,514
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,903,029)	1,903,029
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $121,936,079) - 99.39%	120,175,176
	Other Assets in Excess
	of Liabilities - 0.61%	736,000
	NET ASSETS - 100.00%	$120,911,176

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2016.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2016

Shares	COMMON STOCKS - 96.91%	Value
	Advertising Agencies - 1.03%
13,000	Aimia, Inc. (a)	$70,200

	Aerospace & Defense - 4.05%
1,200	Northrop Grumman Corp.	274,800

	Air Transport - 1.80%
700	FedEx Corp.	122,024

	Banks: Diversified - 1.73%
2,600	SunTrust Banks, Inc.	117,598

	Chemicals: Diversified - 1.17%
900	BASF SE - ADR	79,362

	Computer Services, Software
	& Systems - 8.92%
9,400	CA, Inc.	288,956
4,700	Microsoft Corp.	281,624
900	Oracle Corp.	34,578
		605,158
	Computer Technology - 1.35%
2,800	Hewlett Packard Enterprise Co.	62,916
2,000	HP, Inc.	28,980
		91,896
	Consumer Lending - 1.33%
5,000	Ally Financial, Inc.	90,350

	Diversified Financial Services - 11.63%
18,600	Bank of America Corp.	306,900
4,600	Citigroup, Inc.	226,090
3,700	JPMorgan Chase & Co.	256,262
		789,252
	Diversified Retail - 0.93%
900	Wal-Mart Stores, Inc.	63,018

	Electronic Components - 0.56%
600	TE Connectivity Ltd.	37,722

	Electronic Equipment,
	Instruments & Components - 0.50%
1,500	Corning, Inc.	34,065

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2016, Continued

Shares		Value
	Engineering & Contracting Services - 7.41%
544	Fluor Corp.	$28,283
32,030	KBR, Inc.	474,364
		502,647
	Financial Data & Systems - 0.85%
3,000	First Data Corp. - Class A (b)	41,970
150	Mastercard, Inc. - Class A	16,053
		58,023
	Foods - 7.00%
2,400	ConAgra Foods, Inc.	115,632
4,280	Herbalife Ltd. (b)	259,710
1,400	Tyson Foods, Inc. - Class A	99,190
		474,532
	Homebuilding - 0.64%
1,288	Lennar Corp. - Class B	43,174

	Household Equipment & Products - 1.40%
1,600	Tupperware Brands Corp.	95,232

	Insurance: Life - 4.83%
21,738	CNO Financial Group, Inc.	327,809

	Insurance: Multi-Line - 2.35%
900	American International Group, Inc.	55,530
3,400	Voya Financial, Inc.	103,870
		159,400
	Media - 0.52%
400	Time Warner, Inc.	35,596

	Metals & Mining - 0.89%
2,100	Alcoa, Inc.	60,312

	Offshore Drilling & Other Services - 1.29%
11,185	Ensco plc - Class A	87,467

	Oil, Gas & Consumable Fuels - 0.51%
800	ConocoPhillips	34,760

	Oil: Crude Producers - 0.26%
3,200	Chesapeake Energy Corp. (b)	17,632

	Oil: Integrated - 3.68%
3,100	BP plc - ADR	110,205
2,800	Royal Dutch Shell plc - Class A - ADR	139,468
		249,673

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2016, Continued

Shares		Value
	Pharmaceuticals - 12.93%
300	Allergan plc (a)(b)	$62,682
3,600	Eli Lilly & Co.	265,824
4,600	Merck & Co., Inc.	270,112
8,800	Pfizer, Inc.	279,048
		877,666
	Scientific Instruments:
	Control & Filter - 0.31%
500	Flowserve Corp.	21,175

	Shipping - 3.98%
13,200	Euronav SA (a)	103,620
8,100	Golar LNG Partners LP (a)	166,536
		270,156
	Specialty Retail - 1.08%
600	Home Depot, Inc.	73,206

	Steel - 0.42%
900	Carpenter Technology Corp.	28,449

	Telecommunications Equipment - 1.15%
2,800	ARRIS International plc (a)(b)	77,784

	Tobacco - 4.41%
3,100	Philip Morris International, Inc.	298,964

	Utilities: Electrical - 5.21%
600	American Electric Power Co., Inc.	38,904
1,300	Entergy Corp.	95,784
5,300	Exelon Corp.	180,571
300	NextEra Energy, Inc.	38,400
		353,659
	Utilities: Telecommunications - 0.79%
600	Verizon Communications, Inc.	28,860
900	Vodafone Group plc - ADR	25,056
		53,916
	TOTAL COMMON STOCKS
	(Cost $5,956,475)	6,576,677

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2016, Continued

Shares	SHORT-TERM INVESTMENTS - 3.69%	Value
125,362	Morgan Stanley Institutional Liquidity
	Funds - Government Portfolio, 0.30% (c)	$125,362
125,361	Morgan Stanley Institutional Liquidity
	Funds - Treasury Portfolio, 0.22% (c)	125,361
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $250,723)	250,723
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $6,207,198) - 100.60%	6,827,400
	Liabilities in Excess
	of Other Assets - (0.60)%	(40,955)
	NET ASSETS - 100.00%	$6,786,445

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2016.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2016

Shares	COMMON STOCKS - 100.97%	Value
	Advertising Agencies - 0.28%
700	Aimia, Inc. (a)	$3,780

	Aluminum - 2.18%
400	Kaiser Aluminum Corp.	28,996

	Asset Management & Custodian - 6.58%
16,100	Uranium Participation Corp. (a)(b)	44,652
400	Virtus Investment Partners, Inc.	42,920
		87,572
	Banks: Diversified - 9.28%
100	First Citizens BancShares, Inc. - Class A	29,100
2,600	First Horizon National Corp.	40,066
1,200	SunTrust Banks, Inc.	54,276
		123,442
	Chemicals: Specialty - 5.44%
1,200	Innospec, Inc.	72,300

	Computer Services, Software
	& Systems - 5.25%
1,600	CA, Inc.	49,184
300	Science Applications International Corp.	20,673
		69,857
	Computer Technology - 1.18%
700	Hewlett Packard Enterprise Co.	15,729

	Consumer Lending - 1.83%
2,500	EZCORP, Inc. - Class A (b)	24,375

	Diversified Manufacturing Operations - 1.76%
2,400	Harsco Corp.	23,400

	Engineering & Contracting Services - 7.46%
6,700	KBR, Inc.	99,227

	Foods - 6.35%
200	ConAgra Foods, Inc.	9,636
1,000	Herbalife Ltd. (b)	60,680
200	Tyson Foods, Inc. - Class A	14,170
		84,486
	Health Care Equipment & Surplus - 0.90%
300	CONMED Corp.	12,000

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2016, Continued

Shares		Value
	Health Care Facilities - 1.19%
800	Tenet Healthcare Corp. (b)	$15,768

	Homebuilding - 6.63%
500	Lennar Corp. - Class B	16,760
4,000	William Lyon Homes - Class A (b)	71,440
		88,200
	Household Equipment & Products - 1.34%
300	Tupperware Brands Corp.	17,856

	Insurance: Life - 4.94%
4,360	CNO Financial Group, Inc.	65,749

	Insurance: Multi-Line - 1.38%
600	Voya Financial, Inc.	18,330

	Office Supplies Equipment - 3.58%
1,200	Lexmark International, Inc. - Class A	47,628

	Offshore Drilling & Other Services - 1.29%
2,200	Ensco plc - Class A	17,204

	Paper - 3.24%
400	Kapstone Paper and Packaging Corp.	7,256
4,534	Mercer International, Inc.	35,819
		43,075
	Real Estate Investment Trusts (REITs) - 6.92%
2,000	Government Properties Income Trust	38,280
1,700	Granite Real Estate Investment Trust (a)	53,805
		92,085
	Shipping - 6.21%
2,100	Golar LNG Partners LP (a)	43,176
18,518	Teekay Tankers Ltd. - Class A	39,443
		82,619
	Steel - 1.19%
500	Carpenter Technology Corp.	15,805

	Telecommunications Equipment - 3.76%
1,800	ARRIS International plc (a)(b)	50,004

	Textiles, Apparel & Shoes - 5.82%
9,800	Iconix Brand Group, Inc. (b)	77,224

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2016, Continued

Shares		Value
	Utilities: Electrical - 4.99%
400	Entergy Corp.	$29,472
700	Exelon Corp.	23,849
300	Portland General Electric Co.	13,092
		66,413
	TOTAL COMMON STOCKS
	(Cost $1,268,442)	1,343,124

	SHORT-TERM INVESTMENTS - 0.33%
2,214	Morgan Stanley Institutional Liquidity
	Funds - Government Portfolio, 0.30% (c)	2,214
2,214	Morgan Stanley Institutional Liquidity
	Funds - Treasury Portfolio, 0.22% (c)	2,214
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,428)	4,428
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $1,272,870) - 101.30%	1,347,552
	Liabilities in Excess
	of Other Assets - (1.30)%	(17,323)
	NET ASSETS - 100.00%	$1,330,229

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2016.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2016

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
ASSETS
Investments in securities, at value:
(identified cost $76,609,049 and
$121,936,079, respectively)	$91,054,033	$120,175,176
Cash	2,250	6,691
Receivables
Fund shares issued	—	5,460
Investment securities sold	48,144	777,471
Dividends and interest	19,150	227,702
Dividend tax reclaim	8,851	4,796
Prepaid expenses	16,534	15,956
Total assets	91,148,962	121,213,252
LIABILITIES
Payables
Fund shares redeemed	91,284	42,902
Advisory fees	54,374	117,369
12b-1 distribution fees	14,510	22,810
Administration fees	25,113	31,447
Audit fees	20,990	20,990
Chief Compliance Officer fee	2,250	2,250
Custody fees	2,852	4,131
Fund accounting fees	11,657	14,009
Shareholder servicing fees	10,574	17,611
Transfer agent fees and expenses	14,226	18,502
Accrued expenses	6,171	10,055
Total liabilities	254,001	302,076
NET ASSETS	$90,894,961	$120,911,176

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2016, Continued

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$16,277,443	$25,719,887
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	1,261,391	1,803,253
Net asset value, offering and redemption
price per share (Note 1)	$12.90	$14.26
Institutional Class
Net assets applicable to shares outstanding	$74,617,518	$95,191,289
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	5,760,962	6,588,334
Net asset value, offering and redemption
price per share (Note 1)	$12.95	$14.45

COMPONENTS OF NET ASSETS
Paid-in capital	$84,218,358	$131,003,004
Undistributed net investment income	1,172,900	1,311,751
Accumulated net realized loss on investments
and foreign currency	(8,941,281)	(9,642,526)
Net unrealized appreciation/(depreciation) on investments
and foreign currency	14,444,984	(1,761,053)
Net assets	$90,894,961	$120,911,176

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2016

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
ASSETS
Investments in securities, at value:
(identified cost $6,207,198 and
$1,272,870, respectively)	$6,827,400	$1,347,552
Cash	154	39
Receivables
Investment securities sold	—	93,334
Dividends and interest	1,633	1,410
Dividend tax reclaim	2,991	49
Due from Adviser (Note 4)	10,181	13,937
Prepaid expenses	4,115	7,862
Total assets	6,846,474	1,464,183
LIABILITIES
Payables
Investment securities purchased	—	84,511
12b-1 distribution fees	1,691	143
Administration fees	10,483	10,411
Audit fees	20,990	16,390
Chief Compliance Officer fee	2,250	2,250
Custody fees	1,021	2,179
Fund accounting fees	8,049	8,013
Shareholder servicing fees	4,746	478
Transfer agent fees and expenses	7,802	7,638
Accrued expenses	2,997	1,941
Total liabilities	60,029	133,954
NET ASSETS	$6,786,445	$1,330,229

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2016, Continued

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$2,036,723	$170,592
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	173,638	16,389
Net asset value, offering and redemption
price per share (Note 1)	$11.73	$10.41
Institutional Class
Net assets applicable to shares outstanding	$4,749,722	$1,159,637
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	402,450	111,086
Net asset value, offering and redemption
price per share (Note 1)	$11.80	$10.44

COMPONENTS OF NET ASSETS
Paid-in capital	$6,830,145	$1,246,973
Undistributed net investment income	96,110	13,045
Accumulated net realized loss on investments
and foreign currency	(760,012)	(4,470)
Net unrealized appreciation on investments
and foreign currency	620,202	74,681
Net assets	$6,786,445	$1,330,229

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2016

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees withheld
of $104,748 and $140,187, respectively)	$2,519,665	$3,595,839
Interest	2,070	2,178
Total investment income	2,521,735	3,598,017
Expenses
Advisory fees (Note 4)	931,528	2,001,746
Administration fees (Note 4)	95,732	142,117
Transfer agent fees and expenses (Note 4)	56,346	82,542
Fund accounting fees (Note 4)	43,983	60,592
12b-1 distribution fees – Investor Class (Note 6)	43,813	64,451
Registration fees	31,690	32,415
Shareholder servicing fees – Investor Class (Note 5)	22,705	18,589
Audit fees	21,016	21,016
Custody fees (Note 4)	17,046	41,878
Trustee fees	10,062	10,728
Chief Compliance Officer fee (Note 4)	9,000	9,000
Legal fees	5,525	6,851
Reports to shareholders	3,264	9,304
Insurance expense	3,418	4,937
Miscellaneous expense	6,443	8,682
Total expenses	1,301,571	2,514,848
Less: advisory fee waiver (Note 4)	(303,526)	(430,061)
Net expenses	998,045	2,084,787
Net investment income	1,523,690	1,513,230

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	(7,439,344)	(6,404,414)
Foreign currency	(28)	(1,460)
Capital gain distributions from regulated
investment companies	1,314	2,376
Net change in unrealized appreciation on:
Investments	5,299,595	(11,526,050)
Foreign currency	—	534
Net realized and unrealized loss on investments
and foreign currency	(2,138,463)	(17,929,014)
Net Decrease in Net Assets Resulting
from Operations	$(614,773)	$(16,415,784)

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Period Ended October 31, 2016

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund*
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees withheld
of $5,844 and $734, respectively)	$176,582	$23,942
Interest	331	86
Total investment income	176,913	24,028
Expenses
Advisory fees (Note 4)	49,582	10,246
Administration fees (Note 4)	41,597	34,038
Fund accounting fees (Note 4)	31,396	26,354
Transfer agent fees and expenses (Note 4)	30,803	25,281
Registration fees	26,815	31,656
Audit fees	21,016	16,390
Trustee fees	9,946	7,616
Chief Compliance Officer fee (Note 4)	9,000	7,500
Legal fees	5,991	5,019
Custody fees (Note 4)	5,866	10,644
12b-1 distribution fees – Investor Class (Note 6)	5,049	285
Insurance expense	1,770	982
Reports to shareholders	971	908
Shareholder servicing fees – Institutional Class (Note 5)	—	392
Shareholder servicing fees – Investor Class (Note 5)	—	86
Miscellaneous expense	3,985	2,881
Total expenses	243,787	180,278
Less: advisory fee waiver (Note 4)	(189,156)	(169,269)
Net expenses	54,631	11,009
Net investment income	122,282	13,019

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	(487,465)	(4,470)
Foreign currency	(1)	6
Capital gain distributions from regulated
investment companies	198	20
Net change in unrealized appreciation/(depreciation) on:
Investments	506,773	74,682
Foreign currency	—	(1)
Net realized and unrealized gain on investments
and foreign currency	19,505	70,237
Net Increase in Net Assets
Resulting from Operations	$141,787	$83,256

*	Commenced operations on December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2016	October 31, 2015
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,523,690	$1,517,178
Net realized gain/(loss) on:
Investments	(7,439,344)	(1,065,626)
Foreign currency	(28)	(824)
Capital gain distributions from regulated
investment companies	1,314	122
Net change in unrealized appreciation/
(depreciation) on investments	5,299,595	(8,286,173)
Net decrease in net assets
resulting from operations	(614,773)	(7,835,323)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(213,755)	(419,100)
Institutional Class	(1,165,785)	(2,229,884)
Total distributions to shareholders	(1,379,540)	(2,648,984)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(11,023,886)	(32,735,494)
Total decrease in net assets	(13,018,199)	(43,219,801)
NET ASSETS
Beginning of year	103,913,160	147,132,961
End of year	$90,894,961	$103,913,160
Undistributed net investment income
at end of year	$1,172,900	$1,028,173

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2016		October 31, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	170,798	$2,125,349	540,216	$7,183,304
Shares issued
on reinvestments
of distributions	15,182	194,484	31,157	401,612
Shares redeemed**	(618,479)	(7,631,782)	(1,059,845)	(14,169,923)
Net decrease	(432,499)	$(5,311,949)	(488,472)	$(6,585,007)
** Net of redemption
fees of		$123		$1,069

	Institutional Class
	Year Ended		Year Ended
	October 31, 2016		October 31, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	316,155	$3,832,165	430,113	$5,782,409
Shares issued
on reinvestments
of distributions	85,133	1,091,409	163,568	2,111,667
Shares redeemed**	(855,303)	(10,635,511)	(2,584,188)	(34,044,563)
Net decrease	(454,015)	$(5,711,937)	(1,990,507)	$(26,150,487)
** Net of redemption
fees of		$—		$2,837

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2016	October 31, 2015
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,513,230	$1,990,197
Net realized gain/(loss) on:
Investments	(6,404,414)	(3,123,099)
Foreign currency	(1,460)	(10,332)
Capital gain distributions from regulated
investment companies	2,376	919
Net change in unrealized
appreciation/(depreciation) on:
Investments	(11,526,050)	(29,094,654)
Foreign currency	534	1,292
Net decrease in net assets resulting
from operations	(16,415,784)	(30,235,677)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(315,865)	—
Institutional Class	(1,716,263)	(264,373)
From net realized gain on investments
Investor Class	—	(77,759)
Institutional Class	—	(133,042)
Total distributions to shareholders	(2,032,128)	(475,174)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(77,397,421)	(78,435,455)
Total decrease in net assets	(95,845,333)	(109,146,306)
NET ASSETS
Beginning of year	216,756,509	325,902,815
End of year	$120,911,176	$216,756,509
Undistributed net investment income
at end of year	$1,311,751	$1,832,109

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2016		October 31, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	103,711	$1,426,610	348,659	$5,572,257
Shares issued
on reinvestments
of distributions	20,603	296,276	4,874	74,663
Shares redeemed**	(2,126,862)	(28,026,555)	(3,951,347)	(62,608,886)
Net decrease	(2,002,548)	$(26,303,669)	(3,597,814)	$(56,961,966)
** Net of redemption
fees of		$116		$4,171

	Institutional Class
	Year Ended		Year Ended
	October 31, 2016		October 31, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	974,507	$12,907,754	1,192,372	$19,196,712
Shares issued
on reinvestments
of distributions	95,834	1,394,379	19,119	296,733
Shares redeemed**	(4,837,214)	(65,395,885)	(2,575,989)	(40,966,934)
Net decrease	(3,766,873)	$(51,093,752)	(1,364,498)	$(21,473,489)
** Net of redemption
fees of		$1,350		$3,704

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2016	October 31, 2015
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$122,282	$104,595
Net realized gain/(loss) on:
Investments	(487,465)	(247,055)
Foreign currency	(1)	(36)
Capital gain distributions from regulated
investment companies	198	66
Net change in unrealized appreciation/
(depreciation) on investments	506,773	(259,734)
Net increase/(decrease) in net assets
resulting from operations	141,787	(402,164)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(27,622)	(18,522)
Institutional Class	(76,098)	(45,513)
From net realized gain on investments
Investor Class	—	(6,155)
Institutional Class	—	(11,466)
Total distributions to shareholders	(103,720)	(81,656)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(100,632)	(142,514)
Total decrease in net assets	(62,565)	(626,334)
NET ASSETS
Beginning of year	6,849,010	7,475,344
End of year	$6,786,445	$6,849,010
Undistributed net investment income
at end of year	$96,110	$77,470

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2016		October 31, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,245	$26,580	3,133	$37,250
Shares issued
on reinvestments
of distributions	2,431	27,622	2,148	24,678
Shares redeemed	(21,659)	(230,917)	(23,299)	(265,807)
Net decrease	(16,983)	$(176,715)	(18,018)	$(203,879)

	Institutional Class
	Year Ended		Year Ended
	October 31, 2016		October 31, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	—	$—	368	$4,400
Shares issued
on reinvestments
of distributions	6,675	76,098	4,938	56,980
Shares redeemed	(1)	(15)	(1)	(15)
Net increase	6,674	$76,083	5,305	$61,365

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

STATEMENT OF CHANGES IN NET ASSETS

December 31, 2015*
to
October 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$13,019
Net realized gain/(loss) on:
Investments	(4,470)
Foreign currency	6
Capital gain distributions from regulated investment companies	20
Net change in unrealized appreciation/(depreciation) on:
Investments	74,682
Foreign currency	(1)
Net increase in net assets resulting from operations	83,256
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares (a)	1,246,973
Total increase in net assets	1,330,229
NET ASSETS
Beginning of period	—
End of period	$1,330,229
Undistributed net investment income at end of period	$13,045

(a)	A summary of share transactions is as follows:

	Investor Class
	December 31, 2015*
	to
	October 31, 2016
	Shares	Paid-in Capital
Shares sold	16,389	$146,973
Net increase	16,389	$146,973

	Institutional Class
	December 31, 2015*
	to
	October 31, 2016
	Shares	Paid-in Capital
Shares sold	111,086	$1,100,000
Net increase	111,086	$1,100,000

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$13.09	$14.10	$13.16	$10.18	$8.82

Income from investment operations:
Net investment income^	0.17	0.12	0.22	0.12	0.10
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.23)	(0.93)	0.81	2.94	1.30
Total from investment operations	(0.06)	(0.81)	1.03	3.06	1.40

Less distributions:
From net investment income	(0.13)	(0.20)	(0.09)	(0.08)	(0.04)
From net realized gain on investments	—	—	(0.01)	—	—
Total distributions	(0.13)	(0.20)	(0.10)	(0.08)	(0.04)
Redemption fees retained	0.00 ^+	0.00 ^+	0.01 ^	0.00 ^+	0.00 ^+

Net asset value, end of year	$12.90	$13.09	$14.10	$13.16	$10.18

Total return	-0.47%	-5.73%	7.95%	30.30%	15.91%

Ratios/supplemental data:
Net assets, end of year (thousands)	$16,277	$22,167	$30,765	$10,276	$8,255
Ratio of expenses to average net assets:
Before advisory fee waiver and
expense reimbursement	1.67%	1.79%	1.82%	2.03%	2.97%
After advisory fee waiver and
expense reimbursement	1.35%~	1.43%	1.49%	1.40%	1.49%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver and
expense reimbursement	1.02%	0.54%	1.24%	0.44%	(0.44%)
After advisory fee waiver and
expense reimbursement	1.34%	0.90%	1.57%	1.07%	1.05%
Portfolio turnover rate	15.56%	15.44%	28.70%	29.36%	7.88%

+	Less than $0.005.
^	Based on average shares outstanding.
~	Effective April 1, 2016, the Adviser reduced the expense cap to 1.39%.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Institutional Class

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$13.15	$14.18	$13.21	$10.20	$8.82

Income from investment operations:
Net investment income^	0.21	0.18	0.28	0.16	0.13
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.22)	(0.94)	0.83	2.95	1.31
Total from investment operations	(0.01)	(0.76)	1.11	3.11	1.44

Less distributions:
From net investment income	(0.19)	(0.27)	(0.13)	(0.10)	(0.06)
From net realized gain on investments	—	—	(0.01)	—	—
Total distributions	(0.19)	(0.27)	(0.14)	(0.10)	(0.06)
Redemption fees retained	—	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+

Net asset value, end of year	$12.95	$13.15	$14.18	$13.21	$10.20

Total return	-0.06%	-5.31%	8.47%	30.73%	16.42%

Ratios/supplemental data:
Net assets, end of year (thousands)	$74,618	$81,746	$116,368	$46,752	$14,935
Ratio of expenses to average net assets:
Before advisory fee waiver and
expense reimbursement	1.31%	1.35%	1.32%	1.61%	2.43%
After advisory fee waiver and
expense reimbursement	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver and
expense reimbursement	1.36%	1.00%	1.64%	0.72%	(0.09%)
After advisory fee waiver and
expense reimbursement	1.68%	1.36%	1.97%	1.34%	1.35%
Portfolio turnover rate	15.56%	15.44%	28.70%	29.36%	7.88%

+	Less than $0.005.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$15.12	$16.90	$17.02	$12.54	$10.19

Income from investment operations:
Net investment income/(loss)^	0.11	0.03	(0.03)	(0.06)	(0.05)
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.88)	(1.80)	(0.09)	4.57	2.40
Total from investment operations	(0.77)	(1.77)	(0.12)	4.51	2.35

Less distributions:
From net investment income	(0.09)	—	—	(0.03)	—
From net realized gain on investments	—	(0.01)	—	(0.00)+	—
Total distributions	(0.09)	(0.01)	—	(0.03)	—
Redemption fees retained	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+

Net asset value, end of year	$14.26	$15.12	$16.90	$17.02	$12.54

Total return	-5.13%	-10.47%	-0.71%	36.07%	23.06%

Ratios/supplemental data:
Net assets, end of year (thousands)	$25,720	$57,543	$125,084	$142,171	$20,935
Ratio of expenses to average net assets:
Before advisory fee waiver and
expense reimbursement	1.87%	2.01%	2.11%	2.19%	2.71%
After advisory fee waiver and
expense reimbursement	1.58%~	1.77%	1.85%	1.85%	1.85%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver and
expense reimbursement	0.54%	(0.03%)	(0.41%)	(0.70%)	(1.26%)
After advisory fee waiver and
expense reimbursement	0.83%	0.21%	(0.15%)	(0.36%)	(0.40%)
Portfolio turnover rate	14.99%	27.30%	23.82%	4.28%	16.29%

+	Less than $0.005.
^	Based on average shares outstanding.
~	Effective April 1, 2016, the Adviser reduced the expense cap to 1.75%.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Institutional Class
	Year Ended October 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$15.38	$17.14	$17.17	$12.60	$10.19

Income from investment operations:
Net investment income^	0.15	0.16	0.07	0.04	0.01
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.91)	(1.89)	(0.10)	4.56	2.40
Total from investment operations	(0.76)	(1.73)	(0.03)	4.60	2.41

Less distributions:
From net investment income	(0.17)	(0.02)	—	(0.03)	—
From net realized gain on investments	—	(0.01)	—	(0.00)+	—
Total distributions	(0.17)	(0.03)	—	(0.03)	—
Redemption fees retained	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+

Net asset value, end of year	$14.45	$15.38	$17.14	$17.17	$12.60

Total return	-4.94%	-10.07%	-0.17%	36.65%	23.65%

Ratios/supplemental data:
Net assets, end of year (thousands)	$95,191	$159,213	$200,819	$146,443	$19,540
Ratio of expenses to average net assets:
Before advisory fee waiver and
expense reimbursement	1.64%	1.59%	1.61%	1.69%	2.27%
After advisory fee waiver and
expense reimbursement	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver and
expense reimbursement	0.79%	0.75%	0.14%	(0.11%)	(0.86%)
After advisory fee waiver and
expense reimbursement	1.08%	0.99%	0.40%	0.23%	0.06%
Portfolio turnover rate	14.99%	27.30%	23.82%	4.28%	16.29%

+	Less than $0.005.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
				December 31,
				2012*
				through
	Year Ended October 31,			October 31,
	2016	2015	2014	2013*
Net asset value,
beginning of period	$11.62	$12.43	$12.55	$10.00

Income from
investment operations:
Net investment income^	0.19	0.14	0.12	0.08
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	0.06	(0.83)	0.92	2.47
Total from investment operations	0.25	(0.69)	1.04	2.55

Less distributions:
From net investment income	(0.14)	(0.09)	(0.14)	—
From net realized
gain on investments	—	(0.03)	(1.02)	—
Total distributions	(0.14)	(0.12)	(1.16)	—

Net asset value, end of period	$11.73	$11.62	$12.43	$12.55

Total return	2.23%	-5.56%	8.75%	25.50	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$2,037	$2,215	$2,593	$89
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	3.86%	4.00%	7.27%	19.32	%†
After advisory fee waiver and
expense reimbursement	1.00%~	1.15%	1.25%	1.25	%†
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(1.17%)	(1.65%)	(5.05%)	(17.18	%)†
After advisory fee waiver and
expense reimbursement	1.69%	1.20%	0.97%	0.89	%†
Portfolio turnover rate	25.66%	21.22%	61.96%	167.81	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
~	Effective April 1, 2016, the Adviser reduced the expense cap to 1.15%.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
				December 31,
				2012*
				through
	Year Ended October 31,			October 31,
	2016	2015	2014	2013
Net asset value,
beginning of period	$11.71	$12.50	$12.61	$10.00

Income from
investment operations:
Net investment income^	0.22	0.19	0.19	0.13
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	0.06	(0.83)	0.89	2.48
Total from investment operations	0.28	(0.64)	1.08	2.61

Less distributions:
From net investment income	(0.19)	(0.12)	(0.17)	—
From net realized
gain on investments	—	(0.03)	(1.02)	—
Total distributions	(0.19)	(0.15)	(1.19)	—

Net asset value, end of period	$11.80	$11.71	$12.50	$12.61

Total return	2.47%	-5.14%	9.12%	26.10	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$4,749	$4,634	$4,882	$1,273
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	3.61%	3.59%	8.49%	19.27	%†
After advisory fee waiver and
expense reimbursement	0.75%	0.75%	0.75%	0.75	%†
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(0.94%)	(1.25%)	(6.19%)	(17.16	%)†
After advisory fee waiver and
expense reimbursement	1.92%	1.59%	1.55%	1.36	%†
Portfolio turnover rate	25.66%	21.22%	61.96%	167.81	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Investor Class		Institutional Class
	December 31, 2015*		December 31, 2015*
	through		through
	October 31, 2016		October 31, 2016
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income^	0.08		0.11
Net realized and unrealized gain
on investments and foreign
currency related transactions	0.33		0.33
Total from investment operations	0.41		0.44

Net asset value, end of period	$10.41		$10.44

Total return	4.10	%‡	4.40	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$170		$1,160
Ratio of expenses to average net assets:
Before advisory fee waiver and
expense reimbursement	16.98	%†	17.67	%†
After advisory fee waiver and
expense reimbursement	1.32	%†~	1.04	%†
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver and
expense reimbursement	(14.76	)%†	(15.31	)%†
After advisory fee waiver and
expense reimbursement	0.90	%†	1.32	%†
Portfolio turnover rate	79.44	%‡	79.44	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
~	Effective April 1, 2016, the Adviser reduced the expense cap to 1.40%.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2016

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund, the Huber Capital Small Cap Value Fund, the Huber Capital Diversified Large Cap Value Fund, and the Huber Capital Mid Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”), the Huber Capital Mid Cap Value Fund (the “Mid Cap Value Fund”), and the Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The Investor Class of the Equity Income Fund and the Small Cap Value Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Equity Income Fund and the Small Cap Value Fund Institutional Classes subsequently commenced operations on October 25, 2011. The Diversified Large Cap Value Fund commenced operations on December 31, 2012.  The Mid Cap Value Fund commenced operations on December 31, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2016, Continued

positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 – 2015, or expected to be taken in the Funds’ 2016 tax returns.  Management has analyzed the Mid Cap Value Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2016, Continued

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended October 31, 2016, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income	Loss	Paid-in Capital
Equity Income Fund	$577	$(577)	$—
Small Cap Value Fund	(1,460)	1,460	—
Diversified Large Cap Value Fund	78	(78)	—
Mid Cap Value Fund	26	(26)	—

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees:  The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  The Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund, and the Mid Cap Value Fund retained redemption fees of $123, $1,466, $0, and $0, respectively, during the year ended October 31, 2016.

G.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2016, Continued

days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At October 31, 2016, the Funds had no investments in illiquid securities.

I.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of October 31, 2016, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2016, Continued

the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board. Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2016:

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2016, Continued

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,372,455	$—	$—	$6,372,455
Consumer Staples	9,849,662	—	—	9,849,662
Energy	4,679,707	—	—	4,679,707
Financial Services	22,847,327	—	—	22,847,327
Health Care	11,206,984	—	—	11,206,984
Materials & Processing	2,601,786	—	—	2,601,786
Producer Durables	16,564,257	—	—	16,564,257
Technology	11,266,307	—	—	11,266,307
Utilities	3,936,861	—	—	3,936,861
Total Common Stocks	89,325,346	—	—	89,325,346
Short-Term Investments	1,728,687	—	—	1,728,687
Total Investments
in Securities	$91,054,033	$—	$—	$91,054,033

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$18,385,603	$—	$—	$18,385,603
Financial Services	45,759,397	—	—	45,759,397
Health Care	2,397,194	—	—	2,397,194
Information Technology	3,025,360	—	—	3,025,360
Materials & Processing	13,452,850	—	—	13,452,850
Producer Durables	21,411,660	—	—	21,411,660
Technology	8,669,520	—	—	8,669,520
Utilities	5,170,563	—	—	5,170,563
Total Common Stocks	118,272,147	—	—	118,272,147
Short-Term Investments	1,903,029	—	—	1,903,029
Total Investments
in Securities	$120,175,176	$—	$—	$120,175,176

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2016, Continued

Diversified Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$380,426	$—	$—	$380,426
Consumer Staples	773,496	—	—	773,496
Energy	389,532	—	—	389,532
Financial Services	1,542,432	—	—	1,542,432
Health Care	877,666	—	—	877,666
Information Technology	34,065	—	—	34,065
Materials & Processing	168,123	—	—	168,123
Producer Durables	1,190,802	—	—	1,190,802
Technology	812,560	—	—	812,560
Utilities	407,575	—	—	407,575
Total Common Stocks	6,576,677	—	—	6,576,677
Short-Term Investments	250,723	—	—	250,723
Total Investments
in Securities	$6,827,400	$—	$—	$6,827,400

Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$187,060	$—	$—	$187,060
Consumer Staples	84,486	—	—	84,486
Energy	99,823	—	—	99,823
Financial Services	357,748	—	—	357,748
Health Care	27,768	—	—	27,768
Industrials	122,627	—	—	122,627
Information Technology	133,214	—	—	133,214
Materials & Processing	160,176	—	—	160,176
Real Estate	53,805	—	—	53,805
Technology	50,004	—	—	50,004
Utilities	66,413	—	—	66,413
Total Common Stocks	1,343,124	—	—	1,343,124
Short-Term Investments	4,428	—	—	4,428
Total Investments
in Securities	$1,347,552	$—	$—	$1,347,552

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at October 31, 2016, the end of the reporting period. The Equity Income Fund, the Diversified Large Cap Value Fund, and the Mid Cap Value Fund recognized no transfers to/from level 1 or level 2.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2016, Continued

The Small Cap Value Fund had the following transfers during the year ended October 31, 2016.

Transfers out of Level 2	$3,495,979
Net transfers into/or out of Level 2	$3,495,979

On October 31, 2016, a transfer was made from level 2 to level 1 due to the security no longer being classified as illiquid by the Adviser.

There were no level 3 securities held in the Funds during the year ended October 31, 2016.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s average daily net assets in excess of $20 billion.  The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion. The Diversified Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion.  The Mid Cap Value Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  For the year ended October 31, 2016, the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund, and the Mid Cap Value Fund incurred $931,528, $2,001,746, $49,582, and $10,246, respectively, in investment advisory fees.

The Funds are responsible for their own operating expenses.  As of April 1, 2016, the Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.39% and 0.99% of average daily net assets of the Investor Class and Institutional Class of the Equity Income Fund, respectively, to 1.75% and 1.35% of average daily net assets of the Investor Class and Institutional class of the Small Cap Value Fund, respectively, to 1.15% and

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2016, Continued

0.75% of average daily net assets of the Investor Class and Institutional Class of the Diversified Large Cap Value Fund, respectively, and to 1.40% and 1.10% of average daily net assets of the Investor Class and Institutional Class of the Mid Cap Value Fund, respectively.  Prior to April 1, 2016, actual net expenses per the operating expenses limitation agreement were limited to 1.49% and 0.99% for the Investor Class and Institutional Class of the Equity Income Fund, 1.85% and 1.35% for the Investor Class and Institutional Class of the Small Cap Value Fund, 1.25% and 0.75% for the Investor Class and Institutional Class of the Diversified Large Cap Value Fund and 1.50% and 1.10% for the Investor Class and Institutional Class of the Mid Cap Value Fund.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended October 31, 2016, the Adviser reduced its fees and absorbed Fund expenses in the amount of $303,526 for the Equity Income Fund, $430,061 for the Small Cap Value Fund, $189,156 for the Diversified Large Cap Value Fund, and $169,269 for the Mid Cap Value Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2017	2018	2019	Total
Equity Income Fund	$403,983	$437,811	$303,526	$1,145,320
Small Cap Value Fund	865,697	656,781	430,061	1,952,539
Diversified Large Cap
Value Fund	222,226	204,855	189,156	616,237
Mid Cap Value Fund	—	—	169,269	169,269

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2016, Continued

accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

For the year ended October 31, 2016, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

			Diversified
	Equity	Small Cap	Large Cap	Mid Cap
	Income Fund	Value Fund	Value Fund	Value Fund
Administration	$95,732	$142,117	$41,597	$34,038
Fund Accounting	43,983	60,592	31,396	26,354
Transfer Agency (excludes
out-of-pocket expenses)	41,360	59,995	29,825	25,057
Custody	17,046	41,878	5,866	10,644
Chief Compliance Officer	9,000	9,000	9,000	7,500

At October 31, 2016, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

			Diversified
	Equity	Small Cap	Large Cap	Mid Cap
	Income Fund	Value Fund	Value Fund	Value Fund
Administration	$25,113	$31,447	$10,483	$10,411
Fund Accounting	11,657	14,009	8,049	8,013
Transfer Agency (excludes
out-of-pocket)	10,426	13,549	7,544	7,520
Custody	2,852	4,131	1,021	2,179
Chief Compliance Officer	2,250	2,250	2,250	2,250

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

NOTE 5 – SHAREHOLDER SERVICING FEE

Effective April 1, 2016, the Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class of the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Investor Class and at an annual rate of up to

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2016, Continued

0.10% of the average daily net assets of the Institutional Class of the Mid Cap Value Fund.  Prior to April 1, 2016 each Investor Class paid servicing fees of up to 0.25% of their average daily net assets.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the year ended October 31, 2016, the Equity Income Fund Investor Class, Small Cap Value Fund Investor Class, Diversified Large Cap Value Fund Investor Class, Mid Cap Value Fund Investor Class, and the Mid Cap Value Fund Institutional Class incurred shareholder servicing fees of $22,705, $18,589, $0, $86, and $392 under the Agreement, respectively.

NOTE 6 – 12B-1 DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the year ended October 31, 2016, the Equity Income Fund Investor Class, Small Cap Value Fund Investor Class, Diversified Large Cap Value Fund Investor Class, and Mid Cap Value Fund Investor Class paid the Distributor $43,813, $64,451, $5,049, and $285, respectively.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2016, Continued

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2016, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

			Diversified
	Equity	Small Cap	Large Cap	Mid Cap
	Income Fund	Value Fund	Value Fund	Value Fund
Purchases	$14,502,976	$22,390,270	$1,681,112	$2,239,391
Sales	24,468,274	97,560,881	1,657,624	961,279

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended October 31, 2016 and October 31, 2015 was as follows:

	Equity Income Fund
	Year Ended	Year Ended
	October 31, 2016	October 31, 2015
Ordinary income	$1,379,540	$2,648,984
Long-term capital gains	—	—
	Small Cap Value Fund
	Year Ended	Year Ended
	October 31, 2016	October 31, 2015
Ordinary income	$2,032,128	$475,174
Long-term capital gains	—	—
	Diversified Large Cap Value Fund
	Year Ended	Year Ended
	October 31, 2016	October 31, 2015
Ordinary income	$103,720	$78,085
Long-term capital gains	—	3,571

The Mid Cap Value Fund did not make a distribution during the year ended October 31, 2016.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2016, Continued

As of October 31, 2016, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Equity	Small Cap
	Income Fund	Value Fund
Cost of investments for tax purposes (a)	$83,104,970	$122,135,535
Gross tax unrealized appreciation	21,918,786	24,583,974
Gross tax unrealized depreciation	(13,969,723)	(26,544,333)
Net tax unrealized
appreciation/(depreciation)	7,949,063	(1,960,359)
Net unrealized depreciation foreign currency	—	(150)
Undistributed ordinary income	1,172,900	1,311,751
Undistributed long-term capital gain	—	—
Total distributable earnings	1,172,900	1,311,751
Other accumulated gains/(losses)	(2,445,360)	(9,443,070)
Total accumulated earnings/(losses)	$6,676,603	$(10,091,828)

	Diversified
	Large Cap	Mid Cap
	Value Fund	Value Fund
Cost of investments for tax purposes (a)	$6,597,769	$1,297,608
Gross tax unrealized appreciation	972,421	161,181
Gross tax unrealized depreciation	(742,790)	(111,237)
Net tax unrealized appreciation	229,631	49,944
Net unrealized depreciation foreign currency	—	(1)
Undistributed ordinary income	96,110	13,045
Undistributed long-term capital gain	—	20,268
Total distributable earnings	96,110	33,313
Other accumulated gains/(losses)	(369,441)	—
Total accumulated earnings/(losses)	$(43,700)	$83,256

(a) The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2016, the Funds had capital loss carryforwards as follows:

	Capital Loss Carryforwards
	Short-Term	Long-Term
Equity Income Fund	$1,193,630	$1,251,730
Small Cap Value Fund	5,359,793	4,083,277
Diversified Large Cap Value Fund	168,658	200,783
Mid Cap Value Fund	—	—

These capital losses may be carried forward indefinitely to offset future gains.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2016, Continued

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Foreign Securities and Emerging Markets Risk – Investments in foreign securities and emerging markets are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect each Fund’s investments. In addition, the Funds may invest in emerging markets which are more volatile than the markets of developed countries.

•
Initial Public Offering (“IPO”) Risk – The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Value Style Investing Risk – The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Funds may underperform other funds that use different investing styles.

•
Sector Emphasis Risk – Securities of companies in the same or related businesses, if comprising a significant portion of each Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•
Small Companies Risk (Small Cap Value Fund only) – Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2016, Continued

•
Mid Cap Company Risk (Mid Cap Value Fund only) – A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

NOTE 10 – SUBSEQUENT EVENT – SMALL CAP VALUE FUND (Unaudited)

Effective December 1, 2016, the Adviser has temporarily reduced the advisory fee paid by the Small Cap Value Fund from 1.35% to 0.98% of the Fund’s average daily net assets.  This voluntary waiver of advisory fees will remain in effect until November 30, 2017.  The Adviser is not able to recoup the voluntarily waived advisory fees.

Huber Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees Advisors Series Trust and Shareholders of:
Huber Capital Equity Income Fund
Huber Capital Small Cap Value Fund
Huber Capital Diversified Large Cap Value Fund
Huber Capital Mid Cap Value Fund

We have audited the accompanying statements of assets and liabilities of the Huber Capital Equity Income Fund, Huber Capital Small Cap Value Fund, Huber Capital Diversified Large Cap Value Fund and Huber Capital Mid Cap Value Fund (the “Funds”), each a series of Advisors Series Trust, including the schedules of investments, as of October 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in regards to the Huber Capital Diversified Large Cap Value Fund,  financial highlights for the three years in the period then ended and for the period December 31, 2012 (commencement of operations) to October 31, 2013, in regards to the Huber Capital Mid Cap Value Fund, the statements of changes in net assets and the financial highlights for the period December 31, 2015 (commencement of operations) to October 31, 2016. These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds are not required to have, nor were we been engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Huber Capital Equity Income Fund,  Huber Capital Small Cap Value Fund, Huber Capital Diversified Large Cap Value Fund and the Huber Capital Mid Cap Value Fund, as of October 31, 2016, and the results of their operations for the year then ended, and the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2016

Huber Funds

NOTICE TO SHAREHOLDERS at October 31, 2016 (Unaudited)

For the year ended October 31, 2016, the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund designated $1,379,540, $2,032,128, $103,720 and $0, respectively, as ordinary income for purposes of the dividends paid deduction.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For the year ended October 31, 2016, the percentage of dividends declared from net investment income designated as qualified dividend income in the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund was 100%, 100%, 100% and 0%, respectively.

For corporate shareholders in the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2016 was 100%, 100%, 100% and 0%, respectively.

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2016

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held During
Name, Address	with the	of Time	During Past	by	Past Five
and Age	Trust	Served	Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree	Trustee	Indefinite	Director, Alpha	4	Trustee,
(age 70)		term;	Gamma Delta		Advisors Series
615 E. Michigan Street		since	Housing		Trust (for series
Milwaukee, WI 53202		March	Corporation		not affiliated
		2014.	(collegiate		with the Funds);
			housing		Independent
			management)		Trustee from
			(2012 to present);		1999 to 2012,
			Trustee and Chair		New Covenant
			(2000 to 2012),		Mutual Funds
			New Covenant		(an open-end
			Mutual Funds		investment
			(1999 to 2012);		company with
			Director and		4 portfolios).
Board Member,
Alpha Gamma
Delta Foundation
(philanthropic
organization)
(2005 to 2011).

George J. Rebhan	Trustee	Indefinite	Retired; formerly	4	Trustee,
(age 82)		term;	President, Hotchkis		Advisors Series
615 E. Michigan Street		since	and Wiley Funds		Trust (for series
Milwaukee, WI 53202		May	(mutual funds)		not affiliated
		2002.	(1985 to 1993).		with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held During
Name, Address	with the	of Time	During Past	by	Past Five
and Age	Trust	Served	Five Years	Trustee(2)	Years(3)
George T. Wofford	Trustee	Indefinite	Retired;	4	Trustee,
(age 77)		term;	formerly		Advisors Series
615 E. Michigan Street		since	Senior Vice		Trust (for series
Milwaukee, WI 53202		February	President,		not affiliated
		1997.	Federal Home		with the Funds).
Loan Bank of
San Francisco.

Raymond B. Woolson	Trustee	Indefinite	President,	4	Trustee,
(age 57)		term*;	Apogee Group,		Advisors Series
615 E. Michigan Street		since	Inc. (financial		Trust (for series
Milwaukee, WI 53202		January	consulting firm)		not affiliated
		2016.	(1998 to present).		with the Funds);
Independent
Trustee,
Doubleline
Funds Trust (an
open-end
investment
company with
13 portfolios),
Doubleline
Equity Funds,
Doubleline
Opportunistic
Credit Fund and
Doubleline
Income
Solutions Fund,
from 2010 to
present.

Interested Trustee

Joe D. Redwine(4)	Interested	Indefinite	President, CEO,	4	Trustee,
(age 69)	Trustee	term;	U.S. Bancorp		Advisors Series
615 E. Michigan Street		since	Fund Services,		Trust (for series
Milwaukee, WI 53202		September	LLC (May 1991		not affiliated
		2008.	to present).		with the Funds).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Officers

Joe D. Redwine	Chairman	Indefinite	President, CEO, U.S. Bancorp Fund Services,
(age 69)	and Chief	term;	LLC (May 1991 to present).
615 E. Michigan Street	Executive	since
Milwaukee, WI 53202	Officer	September
2007.

Douglas G. Hess	President	Indefinite	Senior Vice President, Compliance and
(age 49)	and Principal	term;	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street	Executive	since	LLC (March 1997 to present).
Milwaukee, WI 53202	Officer	June
2003.

Cheryl L. King	Treasurer	Indefinite	Vice President, Compliance and
(age 55)	and Principal	term;	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street	Financial	since	LLC (October 1998 to present).
Milwaukee, WI 53202	Officer	December
2007.

Kevin J. Hayden	Assistant	Indefinite	Assistant Vice President, Compliance and
(age 45)	Treasurer	term;	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street		since	LLC (June 2005 to present).
Milwaukee, WI 53202		September
2013.

Albert Sosa	Assistant	Indefinite	Assistant Vice President, Compliance and
(age 46)	Treasurer	term;	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street		since	LLC (June 2004 to present).
Milwaukee, WI 53202		September
2013.

Michael L. Ceccato	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund
(age 59)	President,	term;	Services, LLC (February 2008 to present).
615 E. Michigan Street	Chief	since
Milwaukee, WI 53202	Compliance	September
	Officer and	2009.
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite	Senior Vice President and Counsel,
(age 51)		term;	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street		since	(May 2006 to present).
Milwaukee, WI 53202		September
2015.

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Emily R. Enslow, Esq.	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund
(age 29)	Secretary	term;	Services, LLC (July 2013 to present);
615 E. Michigan Street		since	Proxy Voting Coordinator and Class Action
Milwaukee, WI 53202		September	Administrator, Artisan Partners Limited
		2015.	Partnership (September 2012 to July 2013);
Legal Internship, Artisan Partners Limited
Partnership (February 2012 to September
2012); J.D. Graduate, Marquette University
Law School (2009 to 2012).

*
Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor.  In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of October 31, 2016, the Trust was comprised of 47 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

HOUSEHOLDING (Unaudited

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-482-3726 (888-HUBERCM) to request individual copies of these documents.  Once the Funds receive notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Huber Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Huber Capital Management, LLC
2321 Rosecrans Ave., Suite 3245
El Segundo, California 90245

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2016	FYE 10/31/2015
Audit Fees	$65,800	$52,200
Audit-Related Fees	N/A	N/A
Tax Fees	$13,600	$9,900
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2016	FYE 10/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2016	FYE 10/31/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  1/5/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  1/5/17

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 1/5/17

* Print the name and title of each signing officer under his or her signature.